Touchstone US Quality Bond Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		3.32%	(1.15%)	1.24%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		5.09%	(1.23%)	1.13%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		7.08%	(0.25%)	1.99%
Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.41%	(1.48%)	0.79%
Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.17%	(0.72%)	1.00%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		7.17%	(0.15%)	2.09%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	7.21%	(0.14%)	2.04%

[1]	An investor transacting in Class R6 shares may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions will not be reflected in the table.
[2]	The inception date of Class R6 was November 22, 2021. Class R6 performance was calculated using the historical performance of Class Y shares for the periods prior to November 22, 2021. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class R6 shares.